GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]
	2020	2019
	US$’000	US$’000

Cost:
Balance at 1 January	3,912	16,004
Acquired on acquisition of subsidiary	25	-
Reclassification to disposal group held for sale (Note 40) (i)	-	(12,317)
Effect of foreign currency exchange differences	(9)	225
At 31 December	3,928	3,912

Accumulated impairment losses:
Balance at 1 January	2,968	8,653
Impairment	-	3,179
Reclassification to disposal group held for sale (Note 40) (i)	-	(8,968)
Effect of foreign currency exchange differences	-	104
Balance at 31 December	2,968	2,968

Carrying amount:
At 31 December	960	944

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2020	2019
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,0 8 9	3,064
Parcel Service	235	244
Unicorn Tankers International	604	604
	3,928	3,912